Prepayments and Other Current and Non-current Assets (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Balance at the beginning at the year	$ 38,747	237,805	0
Additions	12,956	79,515	244,266
Reductions	(33,884)	(207,958)	0
Exchange difference	(429)	(2,632)	(6,461)
Balance at the end of the year	$ 17,390	106,730	237,805